UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2020

Date of reporting period: November 30, 2020

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

6 Meridian Low Beta Equity Strategy ETF

6 Meridian Mega Cap Equity ETF

6 Meridian Small Cap Equity ETF

6 Meridian Hedged Equity-Index Option Strategy ETF

Annual Report

November 30, 2020

As permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), the Funds may determine to no longer send shareholder reports by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

6 Meridian

Table of Contents

The Funds file their complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the period end. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-SIXM-ETF (749-6383); and (ii) on the Commission’s website at https://www.sec.gov.

6 Meridian

Low Beta Equity Strategy ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the 6 Meridian Low Beta Equity Strategy ETF (“SIXL” or the “Fund”). The information presented in this report relates to the operations of SIXL for the fiscal period May 8, 2020 (Commencement of Operations) through November 30, 2020.

The Fund is an actively managed ETF that seeks to provide capital appreciation by investing in equity securities, mainly common stocks. The Fund may invest in equity security companies of any capitalization. The Fund may also invest in real estate investment trusts (“REITs”). The Fund’s Sub-Adviser, 6 Meridian LLC (the “Sub-Adviser”) uses a quantitatively driven strategy designed to emphasize high quality securities with a relatively low exposure to broad equity market risk. The Sub-Adviser believes that, when held over a full market cycle, high quality securities with lower relative exposure to broad market risk may produce high risk-adjusted returns than securities of lower quality with higher relative exposure to broad market risk.

For the period ended November 30, 2020, the Fund’s market price increased 12.72%, and the net asset value increased 12.72%, while the S&P 500 Index, a broad market index, increased 24.86% over the same period.

The Fund began trading on May 11, 2020, with 3,250,000 shares outstanding as of November 30, 2020.

We appreciate your investment in the 6 Meridian Low Beta Equity Strategy ETF.

Sincerely,

Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value.

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P MidCap 400 Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

6 Meridian

Low Beta Equity Strategy ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	CUMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2020*
	Cumulative Inception to Date
	Net Asset Value	Market Price
6 Meridian Low Beta Equity Strategy ETF	12.72%	12.72%
Equal Blend of the following 3 Indices	30.27%	30.27%
S&P 500 Index	24.86%	24.86%
S&P SmallCap 600® Index	35.32%	35.32%
S&P MidCap 400 Index	30.51%	30.51%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 Meridian

Mega Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the 6 Meridian Mega Cap Equity ETF (“SIXA” or the “Fund”). The information presented in this report relates to the operations of SIXA for the fiscal period May 8, 2020 (Commencement of Operations) through November 30, 2020.

The Fund is an actively managed ETF that seeks to provide capital appreciation by investing in mega capitalization equity securities, mainly common stocks. The Fund’s Sub-Adviser, 6 Meridian LLC (the “Sub-Adviser”), considers mega capitalization companies to be the largest 10% of stocks included in the Russell 3000 Index by market capitalization. In selecting investments for the Fund, the Sub-Adviser uses a quantitatively driven strategy designed to emphasize high quality large-capitalization stocks.

For the period ended November 30, 2020, the Fund’s market price increased 15.80%, and the net asset value increased 15.88%, while the S&P 500 Index, a broad market index, increased 24.86% over the same period.

The Fund began trading on May 11, 2020, with 3,975,000 shares outstanding as of November 30, 2020.

We appreciate your investment in the 6 Meridian Mega Cap Equity ETF.

Sincerely,

Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

6 Meridian

Mega Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	CUMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2020*
	Cumulative Inception to Date
	Net Asset Value	Market Price
6 Meridian Mega Cap Equity ETF	15.88%	15.80%
S&P 500 Index	24.86%	24.86%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 Meridian

Small Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the 6 Meridian Small Cap Equity ETF (“SIXS” or the “Fund”). The information presented in this report relates to the operations of SIXS for the fiscal period May 8, 2020 (Commencement of Operations) through November 30, 2020.

The Fund is an actively managed ETF that seeks to provide capital appreciation by investing in small-capitalization equity securities, mainly common stocks. The Fund may also invest in equity securities of companies of any capitalization and may also invest in real estate investment trusts (“REITs”). The Fund’s Sub-Adviser, 6 Meridian LLC (the “Sub-Adviser”), considers small-capitalization securities to be those with market capitalizations within the range of the market capitalization of companies included in the S&P SmallCap 600® Index. In selecting investments for the Fund, the Sub-Adviser uses a quantitatively-driven strategy designed to emphasize high quality small-capitalization securities. The Fund’s holdings are concentrated in low beta and value small cap stocks.

For the period ended November 30, 2020, the Fund’s market price increased 32.95%, and the net asset value increased 33.11%, while the S&P SmallCap 600® Index, a broad market index, increased 35.32% over the same period.

The Fund began trading on May 11, 2020, with 925,000 shares outstanding as of November 30, 2020.

We appreciate your investment in the 6 Meridian Small Cap Equity ETF.

Sincerely,

Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

6 Meridian

Small Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	CUMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2020*
	Cumulative Inception to Date
	Net Asset Value	Market Price
6 Meridian Small Cap Equity ETF	33.11%	32.95%
S&P SmallCap 600® Index	35.32%	35.32%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the 6 Meridian Hedged Equity-Index Option Strategy ETF (“SIXH” or the “Fund”). The information presented in this report relates to the operations of SIXH for the fiscal period May 8, 2020 (Commencement of Operations) through November 30, 2020.

The Fund is an actively managed ETF that seeks to provide capital appreciation by investing in a portfolio of equity securities, mostly common stocks, while selling call options against market indices or funds. The Fund may invest in securities of companies of any capitalization. 6 Meridian LLC (the “Sub-Adviser”) employs a strategy pairing a portfolio of equity securities with an index call option writing overlay designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing good risk-adjusted returns. Pursuant to this investment strategy, the Sub-Adviser will sell (or write) call options on broad equity market indices or funds. In constructing the equity portfolio, the Sub-Adviser uses quantitatively-driven methods emphasizing high quality large-capitalization stocks.

For the period ended November 30, 2020, the Fund’s market price increased 5.79%, and the net asset value increased 6.14%, while the S&P 500 Buy/Write Index, a broad market index which also writes options against its portfolio, increased 15.99% over the same period.

The Fund began trading on May 11, 2020, with 7,600,000 shares outstanding as of November 30, 2020.

We appreciate your investment in the 6 Meridian Hedged Equity-Index Option Strategy ETF.

Sincerely,

Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The S&P 500 Buy/Write Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	CUMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2020*
	Cumulative Inception to Date
	Net Asset Value	Market Price
6 Meridian Hedged Equity-Index Option Strategy ETF	6.14%	5.79%
S&P 500 Buy/Write Index	15.99%	15.99%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2020

Description	Shares	Fair Value
COMMON STOCK — 99.5%
Communication Services — 7.0%
Activision Blizzard	4,457	$354,242
AMC Networks, Cl A*	16,126	531,674
Cable One	195	386,231
Charter Communications, Cl A*	668	435,529
Cincinnati Bell*	23,610	359,108
Cogent Communications Holdings	4,351	252,967
Electronic Arts	2,606	332,917
Glu Mobile*	36,251	366,497
John Wiley & Sons, Cl A	9,901	341,981
Netflix*	701	343,981
New York Times, Cl A	8,216	352,549
Spok Holdings	40,629	399,383
Take-Two Interactive Software*	2,389	431,238
TechTarget*	9,535	500,588
TEGNA	32,457	467,705
Verizon Communications	6,383	385,597
World Wrestling Entertainment, Cl A	7,707	331,709
		6,573,896
Consumer Discretionary — 10.7%
Adtalem Global Education*	11,141	318,967
Amazon.com*	110	348,484
American Public Education*	11,849	367,793
Core-Mark Holding	14,833	462,641
Dollar General	1,892	413,553
Dollar Tree*	3,915	427,675
Domino’s Pizza	920	361,165
Dorman Products*	5,465	504,802
eBay	6,063	305,757
Etsy*	3,158	507,491
Description	Shares	Fair Value
Consumer Discretionary (continued)
Gentex	13,927	$454,020
Grand Canyon Education*	4,041	337,302
Liquidity Services*	66,327	630,770
Murphy USA	3,159	404,984
Papa John’s International	4,001	321,520
Pool	1,305	451,674
Service International	9,352	454,881
Shutterstock	9,561	657,414
Stamps.com*	1,728	323,931
Sturm Ruger	4,535	277,723
Target	3,003	539,129
Tiffany	2,906	382,081
Tractor Supply	2,606	366,951
Wingstop	2,510	319,548
		9,940,256
Consumer Staples — 19.1%
Altria Group	8,865	353,093
B&G Foods	13,880	384,337
BJ’s Wholesale Club Holdings*	9,378	384,404
Boston Beer, Cl A*	598	556,641
Calavo Growers	5,993	429,278
Cal-Maine Foods*	7,941	310,731
Campbell Soup	7,132	356,743
Casey’s General Stores	2,362	429,128
Central Garden & Pet, Cl A*	9,811	392,832
Church & Dwight	4,400	386,188
Clorox	1,567	318,038
Coca-Cola	7,842	404,647
Coca-Cola Consolidated	1,530	400,386
Colgate-Palmolive	4,743	406,191
Conagra Brands	9,901	361,981
Costco Wholesale	1,115	436,824
Flowers Foods	16,093	357,104
Fresh Del Monte Produce	15,394	390,854
General Mills	5,615	341,504
Grocery Outlet Holding*	8,258	318,924
Hain Celestial Group*	11,130	428,504
Hershey	2,750	406,698
Hormel Foods	7,375	347,953
Ingredion	4,340	334,831
J M Smucker	3,371	395,081
John B Sanfilippo & Son	4,243	314,873
Kellogg	5,303	338,915
Kroger	10,899	359,667
Lancaster Colony	2,255	381,839
McCormick	1,921	359,189

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2020 (Continued)

Description	Shares	Fair Value
Consumer Staples (continued)
MGP Ingredients	10,083	$439,720
National Beverage*	5,185	508,286
Pilgrim’s Pride*	22,160	418,602
Post Holdings*	3,963	374,345
PriceSmart	5,944	483,129
Procter & Gamble	2,876	399,390
Sanderson Farms	2,980	407,455
SpartanNash	17,107	322,980
Sprouts Farmers Market*	14,206	300,741
Tootsie Roll Industries	10,560	327,043
TreeHouse Foods*	8,113	333,688
Tyson Foods, Cl A	6,097	397,524
Universal	8,460	385,015
Vector Group	38,380	431,391
Walmart	2,836	433,312
WD-40	1,740	442,500
		17,792,499
Energy — 1.1%
Cabot Oil & Gas	20,137	352,800
CNX Resources*	40,214	378,414
Equitrans Midstream	35,526	289,892
		1,021,106
Financials — 4.3%
Brown & Brown	8,606	387,528
Cboe Global Markets	3,799	346,925
Employers Holdings	12,069	368,225
EZCORP, Cl A*	60,116	305,990
HCI Group	8,048	419,703
MarketAxess Holdings	644	347,232
Mercury General	8,763	389,691
New York Community Bancorp	36,591	354,567
Progressive	4,568	397,918
RenaissanceRe Holdings	2,084	343,110
Westamerica BanCorp	6,416	353,650
		4,014,539
Health Care — 24.4%
AbbVie	3,559	372,200
ABIOMED*	1,330	364,553
Addus HomeCare*	3,927	389,755
Alexion Pharmaceuticals*	3,272	399,543
Amedisys*	1,756	429,851
Amgen	1,401	311,078
AMN Healthcare Services*	8,092	527,275
Amphastar Pharmaceuticals*	16,439	291,957
Baxter International	4,198	319,342
Description	Shares	Fair Value
Health Care (continued)
Becton Dickinson	1,395	$327,602
Bio-Rad Laboratories, Cl A*	752	404,952
Bio-Techne	1,285	389,753
Cardiovascular Systems*	11,633	400,873
Cerner	5,048	377,792
Chemed	739	353,427
Corcept Therapeutics*	20,989	475,191
Danaher	1,913	429,717
DaVita*	4,315	474,003
DexCom*	811	259,260
Eagle Pharmaceuticals*	7,623	346,847
Eli Lilly	2,090	304,409
Emergent BioSolutions*	3,740	306,418
Enanta Pharmaceuticals*	7,025	289,430
Exelixis*	14,778	283,146
Gilead Sciences	4,670	283,329
Globus Medical, Cl A*	7,606	456,969
Haemonetics*	3,948	445,532
HealthStream*	16,432	306,950
Hill-Rom Holdings	3,156	299,378
HMS Holdings*	10,873	341,630
ICU Medical*	1,917	361,738
Incyte*	3,264	275,939
Inogen*	9,851	345,475
Integra LifeSciences Holdings*	7,553	413,376
Johnson & Johnson	2,462	356,202
LHC Group*	1,973	387,339
Luminex	10,937	259,535
Masimo*	1,505	383,007
Merck	4,532	364,327
Meridian Bioscience*	14,440	272,916
Mesa Laboratories	1,595	433,457
Molina Healthcare*	1,934	394,787
Nektar Therapeutics, Cl A*	14,256	233,656
Neogen*	4,541	337,033
Omnicell*	5,425	568,811
OraSure Technologies*	26,437	317,244
Orthofix Medical*	11,648	428,180
Penumbra*	1,822	404,302
PerkinElmer	3,449	458,717
Pfizer	10,471	401,144
Prestige Consumer Healthcare*	9,754	346,950
Quest Diagnostics	2,997	371,568
Quidel*	1,486	289,844
Regeneron Pharmaceuticals*	551	284,333
Repligen*	2,818	534,490
Simulations Plus	5,712	319,701

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2020 (Continued)

Description	Shares	Fair Value
Health Care (continued)
Supernus Pharmaceuticals*	15,118	$322,013
Thermo Fisher Scientific	914	424,992
United Therapeutics*	3,001	398,053
Vanda Pharmaceuticals*	30,522	372,674
Viatris, Cl W*	23,128	389,013
West Pharmaceutical Services	1,518	417,693
		22,830,671
Industrials — 10.1%
A O Smith	7,385	415,849
AAON	6,513	424,192
CH Robinson Worldwide	4,387	412,246
Expeditors International of Washington	4,620	412,889
Exponent	4,474	371,387
FTI Consulting*	3,141	329,868
Heartland Express	16,703	308,671
Heidrick & Struggles International	17,777	463,980
Hub Group, Cl A*	6,992	381,903
Knight-Swift Transportation Holdings, Cl A	8,035	331,765
Landstar System	3,050	400,832
MSC Industrial Direct, Cl A	5,179	431,514
National Presto Industries	4,094	348,195
Northrop Grumman	1,174	354,853
Park Aerospace	32,913	418,982
Rollins	7,860	449,435
Toro	5,397	489,562
TrueBlue*	27,046	516,578
United Parcel Service, Cl B	3,084	527,581
Valmont Industries	3,096	504,586
Waste Management	3,426	408,139
Watsco	1,916	435,622
Werner Enterprises	7,904	316,081
		9,454,710
Information Technology — 12.2%
Akamai Technologies*	3,137	324,711
Alarm.com Holdings*	5,096	386,837
Broadridge Financial Solutions	2,748	403,626
Ciena*	6,363	285,062
Citrix Systems	2,361	292,575
CommVault Systems*	9,283	443,356
CSG Systems International	8,934	387,557
Daktronics*	84,770	382,313
DSP Group*	22,644	381,099
F5 Networks*	2,634	428,842
Fabrinet*	5,583	381,375
Description	Shares	Fair Value
Information Technology (continued)
Harmonic*	75,209	$491,115
J2 Global*	5,929	531,298
Jack Henry & Associates	1,938	311,747
Juniper Networks	15,847	344,989
Knowles*	23,580	400,388
MAXIMUS	4,893	351,366
MicroStrategy, Cl A*	2,990	1,024,882
NETGEAR*	14,787	470,374
NIC	15,673	367,297
OneSpan*	12,410	245,470
OSI Systems*	5,062	445,962
PC Connection	7,363	336,121
Progress Software	9,599	384,920
PTC*	4,500	485,325
Qualys*	3,293	312,868
Teradata*	17,895	392,437
Tyler Technologies*	992	424,179
		11,418,091
Materials — 3.4%
AptarGroup	3,130	395,382
Balchem	3,851	399,310
Ball	4,897	470,161
NewMarket	886	327,607
Royal Gold	2,787	307,880
Sensient Technologies	6,271	449,756
Silgan Holdings	10,770	364,026
Stepan	3,756	436,297
		3,150,419
Real Estate — 2.5%
CoreSite Realty‡	2,879	360,998
Extra Space Storage‡	3,693	416,312
Investors Real Estate Trust‡	5,013	347,902
Life Storage‡	3,701	406,074
Public Storage‡	1,828	410,313
Taubman Centers‡*	9,517	406,566
		2,348,165
Utilities — 4.7%
American Electric Power	4,284	363,669
American States Water	4,560	336,619
Avista	9,909	371,786
California Water Service Group	7,412	366,746
CMS Energy	5,947	365,978
Consolidated Edison	4,878	371,948
Hawaiian Electric Industries	9,853	353,033
IDACORP	3,977	360,237
National Fuel Gas	8,551	352,044

The accompanying notes are an integral part of the financial statements.

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2020 (Concluded)

Description	Shares	Fair Value
Utilities (continued)
OGE Energy	11,479	$371,804
Spire	5,409	345,960
WEC Energy Group	3,980	377,901
		4,337,725
Total Common Stock (Cost $83,177,359)		92,882,077
SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency, CI Institutional, 0.015%	445,896	445,896
Total Short-Term Investment (Cost $445,896)		445,896
Total Investments — 100.0% (Cost $83,623,255)		$93,327,973

Percentages are based on Net Assets of $93,282,603.

*       Non-income producing security.

‡      Real Estate Investment Trust.

Cl — Class

As of November 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2020

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 8.9%
AT&T	51,961	$1,493,879
Facebook, Cl A*	5,435	1,505,332
Netflix*	5,866	2,878,446
Verizon Communications	73,866	4,462,245
		10,339,902
Consumer Discretionary — 14.5%
Amazon.com*	1,415	4,482,777
Home Depot	5,247	1,455,570
Lowe’s	17,732	2,763,001
NIKE, Cl B	23,217	3,127,330
Target	27,604	4,955,745
		16,784,423
Consumer Staples — 18.3%
Altria Group	38,941	1,551,020
Colgate-Palmolive	35,444	3,035,424
Costco Wholesale	7,798	3,055,022
Kraft Heinz	44,859	1,477,655
PepsiCo	10,512	1,516,146
Philip Morris International	59,502	4,507,277
Procter & Gamble	10,256	1,424,251
Walgreens Boots Alliance	39,693	1,508,731
Walmart	20,237	3,092,011
		21,167,537
Energy — 1.5%
Kinder Morgan	119,485	1,718,194
Description	Shares	Fair Value
Financials — 12.8%
Allstate	15,628	$1,599,526
Bank of America	58,999	1,661,412
Bank of New York Mellon	40,474	1,583,343
JPMorgan Chase	14,171	1,670,477
MetLife	73,421	3,389,847
Morgan Stanley	28,767	1,778,663
US Bancorp	71,500	3,089,516
		14,772,784
Health Care — 20.9%
AbbVie	32,196	3,367,058
Biogen*	11,409	2,740,100
Bristol-Myers Squibb	23,881	1,490,174
CVS Caremark	24,458	1,658,008
Danaher	6,110	1,372,489
Eli Lilly	21,584	3,143,710
Gilead Sciences	48,547	2,945,346
Johnson & Johnson	10,242	1,481,813
Merck	18,518	1,488,662
Pfizer	78,429	3,004,615
Thermo Fisher Scientific	2,954	1,373,551
Viatris, Cl W*	9,731	163,675
		24,229,201
Industrials — 2.7%
General Dynamics	10,437	1,558,766
United Parcel Service, Cl B	8,904	1,523,207
		3,081,973
Information Technology — 19.0%
Adobe*	6,386	3,055,510
Apple	13,061	1,554,912
Cisco Systems	79,147	3,404,904
Intel	31,951	1,544,831
International Business Machines	25,165	3,108,381
Microsoft	7,021	1,502,985
NVIDIA	2,820	1,511,689
PayPal Holdings*	7,564	1,619,604
QUALCOMM	11,460	1,686,568
salesforce.com*	6,110	1,501,838
Texas Instruments	9,756	1,573,155
		22,064,377
Utilities — 1.2%
Southern	24,074	1,440,829
Total Common Stock (Cost $102,558,177)		115,599,220

The accompanying notes are an integral part of the financial statements.

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2020 (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, CI Institutional, 0.015%	305,636	$305,636
Total Short-Term Investment (Cost $305,636)		305,636
Total Investments — 100.1% (Cost $102,863,813)		$115,904,856

Percentages are based on Net Assets of $115,826,931.

*       Non-income producing security.

Cl — Class

As of November 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2020

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Communication Services — 2.6%
Cincinnati Bell*	20,068	$305,234
Cogent Communications Holdings	3,684	214,188
Glu Mobile*	31,228	315,715
		835,137
Consumer Discretionary — 10.9%
American Public Education*	10,077	312,790
Century Communities*	9,827	437,301
Dorman Products*	4,496	415,296
Group 1 Automotive	4,626	549,614
M/I Homes*	9,070	412,232
Rent-A-Center, Cl A	11,119	376,045
Shutterstock	8,055	553,862
Sturm Ruger	3,836	234,917
Wingstop	1,875	238,706
		3,530,763
Consumer Staples — 12.3%
B&G Foods	12,079	334,468
Calavo Growers	4,839	346,618
Cal-Maine Foods*	6,653	260,332
Central Garden & Pet, Cl A*	8,291	331,972
Coca-Cola Consolidated	1,278	334,440
Fresh Del Monte Produce	12,495	317,248
John B Sanfilippo & Son	3,573	265,152
National Beverage*	4,635	454,369
SpartanNash	14,376	271,419
Universal	7,134	324,668
Vector Group	31,274	351,520
WD-40	1,525	387,822
		3,980,028
Description	Shares	Fair Value
Energy — 4.9%
Bonanza Creek Energy*	19,416	$428,511
Dorian LPG*	38,742	423,450
Renewable Energy Group*	12,495	725,710
		1,577,671
Financials — 24.3%
American Equity Investment Life Holding	12,919	339,511
Axos Financial*	14,405	482,568
Brightsphere Investment Group	23,436	414,817
Central Pacific Financial	19,611	321,424
Customers Bancorp*	26,545	448,344
Donnelley Financial Solutions*	34,390	560,213
Eagle Bancorp	9,748	358,531
Employers Holdings	10,213	311,599
First Financial Bancorp	22,630	363,212
First Midwest Bancorp	23,473	328,387
HCI Group	6,604	344,399
Hope Bancorp	34,234	324,538
Independent Bank Group	7,413	415,943
Meta Financial Group	16,897	559,291
NMI Holdings, Cl A*	18,953	415,260
Pacific Premier Bancorp	14,707	423,856
Preferred Bank	7,418	272,760
Simmons First National, Cl A	18,381	358,430
Stewart Information Services	9,458	396,006
Walker & Dunlop	6,031	482,540
		7,921,629
Health Care — 14.2%
Addus HomeCare*	3,318	329,312
AMN Healthcare Services*	6,827	444,847
AngioDynamics*	28,869	410,518
Corcept Therapeutics*	17,956	406,524
Eagle Pharmaceuticals*	6,303	286,787
HealthStream*	13,524	252,628
HMS Holdings*	9,156	287,682
Innoviva*	21,757	227,469
Luminex	9,065	215,112
Meridian Bioscience*	12,298	232,432
Mesa Laboratories	1,347	366,061
OraSure Technologies*	23,792	285,504
Simulations Plus	4,853	271,622
Supernus Pharmaceuticals*	12,732	271,192
Vanda Pharmaceuticals*	25,550	311,965
		4,599,655

The accompanying notes are an integral part of the financial statements.

6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2020 (Concluded)

Description	Shares	Fair Value
Industrials — 10.1%
EnPro Industries	6,237	$441,642
Exponent	3,708	307,801
Harsco*	23,024	390,257
Heartland Express	14,458	267,184
Kaman	7,343	383,966
Meritor*	14,903	393,439
National Presto Industries	3,466	294,783
SkyWest*	9,387	402,984
TrueBlue*	20,763	396,573
		3,278,629
Information Technology — 10.7%
Brooks Automation	6,716	490,201
CSG Systems International	7,373	319,841
Ebix	13,875	471,889
MicroStrategy, Cl A*	2,503	857,953
NIC	13,371	313,349
PC Connection	6,243	284,993
Progress Software	7,873	315,707
Unisys*	28,619	417,265
		3,471,198
Materials — 3.5%
FutureFuel	25,683	307,939
Kraton*	17,701	477,927
Warrior Met Coal	19,776	344,498
		1,130,364
Real Estate — 5.5%
DiamondRock Hospitality‡*	55,086	414,246
iStar‡	25,078	353,600
NexPoint Residential Trust‡	8,547	378,718
RPT Realty‡*	43,514	318,958
Washington Real Estate Investment Trust‡	13,199	306,349
		1,771,871
Utilities — 0.9%
American States Water	3,832	282,878
Total Common Stock (Cost $25,979,665)		32,379,823
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, CI Institutional, 0.015%	62,701	$62,701
Total Short-Term Investment (Cost $62,701)		62,701
Total Investments — 100.1% (Cost $26,042,366)		$32,442,524

Percentages are based on Net Assets of $32,423,150.

*       Non-income producing security.

‡      Real Estate Investment Trust.

Cl — Class

As of November 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2020

Description	Shares	Fair Value
COMMON STOCK — 101.7%
Communication Services — 9.1%
AT&T(A)	92,550	$2,660,813
Facebook, Cl A(A)*	9,677	2,680,239
Netflix(A)*	10,452	5,128,796
Verizon Communications(A)	131,565	7,947,841
		18,417,689
Consumer Discretionary — 14.8%
Amazon.com(A)*	2,525	7,999,301
Home Depot(A)	9,342	2,591,564
Lowe’s(A)	31,580	4,920,796
NIKE, Cl B(A)	41,351	5,569,980
Target(A)	49,167	8,826,951
		29,908,592
Consumer Staples — 18.6%
Altria Group	69,363	2,762,728
Colgate-Palmolive(A)	63,132	5,406,625
Costco Wholesale(A)	13,885	5,439,726
Kraft Heinz(A)	79,894	2,631,708
PepsiCo(A)	18,719	2,699,841
Philip Morris International(A)	105,979	8,027,910
Procter & Gamble(A)	18,269	2,537,016
Walgreens Boots Alliance(A)	70,698	2,687,231
Walmart(A)	36,043	5,507,010
		37,699,795
Energy — 1.5%
Kinder Morgan(A)	212,816	3,060,294
Description	Shares	Fair Value
Financials — 13.0%
Allstate(A)	27,834	$2,848,810
Bank of America(A)	105,079	2,959,025
Bank of New York Mellon(A)	72,090	2,820,161
JPMorgan Chase(A)	25,241	2,975,409
MetLife(A)	130,774	6,037,835
Morgan Stanley(A)	51,240	3,168,169
US Bancorp	127,347	5,502,664
		26,312,073
Health Care — 21.3%
AbbVie(A)	57,344	5,997,035
Biogen(A)*	20,321	4,880,495
Bristol-Myers Squibb	42,529	2,653,810
CVS Caremark	43,565	2,953,271
Danaher	10,881	2,444,199
Eli Lilly(A)	38,446	5,599,659
Gilead Sciences(A)	86,466	5,245,892
Johnson & Johnson(A)	18,245	2,639,687
Merck(A)	32,983	2,651,503
Pfizer(A)	139,687	5,351,409
Thermo Fisher Scientific(A)	5,264	2,447,655
Viatris, Cl W(A)*	17,330	291,491
		43,156,106
Industrials — 2.7%
General Dynamics	18,593	2,776,865
United Parcel Service, Cl B	15,859	2,712,999
		5,489,864
Information Technology — 19.4%
Adobe(A)*	11,372	5,441,161
Apple(A)	23,261	2,769,222
Cisco Systems	140,970	6,064,529
Intel(A)	56,913	2,751,744
International Business Machines(A)	44,820	5,536,166
Microsoft(A)	12,505	2,676,945
NVIDIA(A)	5,025	2,693,702
PayPal Holdings*	13,475	2,885,267
QUALCOMM(A)	20,410	3,003,739
salesforce.com*	10,881	2,674,550
Texas Instruments(A)	17,378	2,802,203
		39,299,228
Utilities — 1.3%
Southern(A)	42,880	2,566,368
Total Common Stock (Cost $183,203,724)		205,910,009

The accompanying notes are an integral part of the financial statements.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2020 (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.7%
Invesco Government & Agency, CI Institutional, 0.015%	1,462,457	$1,462,457
Total Short-Term Investment (Cost $1,462,457)		1,462,457
Total Investments — 102.4% (Cost $184,666,181)		$207,372,466
WRITTEN OPTION — -7.8%(B)
Total Written Option (Premiums Received $8,340,422)		$(15,781,480)

Percentages are based on Net Assets of $202,523,953.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (7.8)%
Call Options
SPX Short Index Option*	(572)	$(207,157,236)	$3,350.00	12/18/20	$(15,781,480)
Total Written Option (Premiums Received $8,340,422)					$(15,781,480)

*       Non-income producing security.

(A)         All or a portion of these securities has been pledged as collateral on written options with a fair value of $58,050,962.

(B)          Refer to table below for details on Options Contracts.

Cl    — Class

SPX — S&P 500 Index

As of November 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

November 30, 2020

	6 Meridian Low Beta Equity Strategy ETF	6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$83,623,255	$102,863,813
Investments at Fair Value	$93,327,973	$115,904,856
Dividends Receivable	131,230	232,708
Total Assets	93,459,203	116,137,564

Liabilities:
Income distributions Payable	68,803	183,287
Advisory Fees Payable	45,392	56,338
Payable for Audit Expenses	16,500	16,500
Payable for Trustees’ Fee	5,243	6,551
Payable due to Administrator	5,209	6,465
Payable for Offering Costs	670	831
Chief Compliance Officer Fees Payable	1,573	1,965
Other Accrued Expenses	33,210	38,696

Total Liabilities	176,600	310,633

Net Assets	$93,282,603	$115,826,931

Net Assets Consist of:
Paid-in Capital	$83,991,964	$104,612,511
Total Distributable Earnings	9,290,639	11,214,420

Net Assets	$93,282,603	$115,826,931
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,250,000	3,975,000
Net Asset Value, Offering and Redemption Price Per Share	$28.70	$29.14

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

November 30, 2020 (Concluded)

	6 Meridian Small Cap Equity ETF	6 Meridian Hedged Equity-Index Option Strategy ETF
Assets:
Investments, at Cost	$26,042,366	$184,666,181
Investments at Fair Value	$32,442,524	$207,372,466
Deposits at Broker for Option Contracts	—	11,062,302
Dividends Receivable	43,566	415,488
Total Assets	32,486,090	218,850,256

Liabilities:
Income Distributions Payable	17,040	334,028
Payable for Audit Expenses	16,500	16,500
Advisory Fees Payable	10,211	99,802
Payable due to Administrator	1,652	11,453
Payable for Trustees’ Fee	1,597	11,609
Chief Compliance Officer Fees Payable	479	3,483
Payable for Offering Costs	212	1,473
Options Written, at Value (Premiums Received $- and $8,340,422)	—	15,781,480
Other Accrued Expenses	15,249	66,475

Total Liabilities	62,940	16,326,303

Net Assets	$32,423,150	$202,523,953

Net Assets Consist of:
Paid-in Capital	$26,443,953	$199,322,772
Total Distributable Earnings	5,979,197	3,201,181

Net Assets	$32,423,150	$202,523,953
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	925,000	7,600,000
Net Asset Value, Offering and Redemption Price Per Share	$35.05	$26.65

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the period ended November 30, 2020

	6 Meridian Low Beta Equity Strategy ETF(1)	6 Meridian Mega Cap Equity ETF(1)
Investment Income:
Dividend Income	$689,706	$1,442,649
Less: Foreign Taxes Withheld	(91)	—

Total Investment Income	689,615	1,442,649

Expenses:
Advisory Fees	274,078	340,071
Administration Fees	32,392	40,160
Trustees’ Fees	12,204	15,132
Chief Compliance Officer Fees	3,661	4,540
Transfer Agent Fees	10,530	13,516
Printing Fees	2,506	3,034
Custodian Fees	9,144	6,386
Offering Costs	4,044	5,017
Pricing Fees	965	431
Legal Fees	4,282	5,350
Audit Fees	16,500	16,500
Registration Fees	14,331	16,220
Other Fees	12,635	15,722
Total Expenses	397,272	482,079

Net Investment Income	292,343	960,570

Net Realized Gain (Loss) on:
Investments(2)	737,982	2,395,786

Net Unrealized Appreciation on:
Investments	9,704,718	13,041,043
Net Realized and Unrealized Gain on Investments	10,442,700	15,436,829

Net Increase in Net Assets Resulting from Operations	$10,735,043	$16,397,399

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the period ended November 30, 2020 (Concluded)

	6 Meridian Small Cap Equity ETF(1)	6 Meridian Hedged Equity-Index Option Strategy ETF(1)
Investment Income:
Dividend Income	$222,985	$2,622,192

Total Investment Income	222,985	2,622,192

Expenses:
Advisory Fees	77,144	620,134
Administration Fees	9,107	73,436
Trustees’ Fees	3,476	27,522
Interest Expense on Broker Account	—	40,812
Chief Compliance Officer Fees	1,043	8,257
Transfer Agent Fees	12,872	12,897
Printing Fees	903	5,223
Custodian Fees	2,660	6,162
Offering Costs	1,138	9,150
Pricing Fees	333	672
Legal Fees	1,304	9,481
Audit Fees	16,500	16,500
Registration Fees	9,353	24,235
Other Fees	3,849	27,971
Total Expenses	139,682	882,452
Less: Management Fee Waiver	(13,217)	—

Net Investment Income	96,520	1,739,740

Net Realized Gain (Loss) on:
Investments(2)	499,974	4,649,180
Written Options	—	(8,891,980)

Net Unrealized Appreciation/(Depreciation) on:
Investments	6,400,158	22,706,285
Written Options	—	(7,441,058)
Net Realized and Unrealized Gain on Investments	6,900,132	11,022,427

Net Increase in Net Assets Resulting from Operations	$6,996,652	$12,762,167

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets

6 Meridian Low Beta Equity Strategy ETF
Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$292,343
Net Realized Gain on Investments(2)	737,982
Net Change in Unrealized Appreciation on Investments	9,704,718
Net Increase in Net Assets Resulting from Operations	10,735,043

Distributions:	(263,570)

Capital Share Transactions:
Issued	91,283,818
Redeemed	(8,472,688)
Increase in Net Assets from Capital Share Transactions	82,811,130

Total Increase in Net Assets	93,282,603

Net Assets:
Beginning of Period	—
End of Period	$93,282,603

Share Transactions:
Issued	3,575,000
Redeemed	(325,000)

Net Increase in Shares Outstanding from Share Transactions	3,250,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

6 Meridian Mega Cap Equity ETF
Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$960,570
Net Realized Gain on Investments(2)	2,395,786
Net Change in Unrealized Appreciation on Investments	13,041,043
Net Increase in Net Assets Resulting from Operations	16,397,399

Distributions:	(969,400)

Capital Share Transactions:
Issued	135,504,988
Redeemed	(35,106,056)
Increase in Net Assets from Capital Share Transactions	100,398,932

Total Increase in Net Assets	115,826,931

Net Assets:
Beginning of Period	—
End of Period	$115,826,931

Share Transactions:
Issued	5,275,000
Redeemed	(1,300,000)

Net Increase in Shares Outstanding from Share Transactions	3,975,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

6 Meridian Small Cap Equity ETF
Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$96,520
Net Realized Gain on Investments(2)	499,974
Net Change in Unrealized Appreciation on Investments	6,400,158
Net Increase in Net Assets Resulting from Operations	6,996,652

Distributions:	(87,651)

Capital Share Transactions:
Issued	31,826,851
Redeemed	(6,312,702)
Increase in Net Assets from Capital Share Transactions	25,514,149

Total Increase in Net Assets	32,423,150

Net Assets:
Beginning of Period	—
End of Period	$32,423,150

Share Transactions:
Issued	1,150,000
Redeemed	(225,000)

Net Increase in Shares Outstanding from Share Transactions	925,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Concluded)

6 Meridian Hedged Equity-Index Option Strategy ETF
Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$1,739,740
Net Realized Loss on Investments and Written Options(2)	(4,242,800)
Net Change in Unrealized Appreciation on Investments and Written Options	15,265,227
Net Increase in Net Assets Resulting from Operations	12,762,167

Distributions:	(1,754,443)

Capital Share Transactions:
Issued	252,773,238
Redeemed	(61,257,009)
Increase in Net Assets from Capital Share Transactions	191,516,229

Total Increase in Net Assets	202,523,953

Net Assets:
Beginning of Period	—
End of Period	$202,523,953

Share Transactions:
Issued	9,975,000
Redeemed	(2,375,000)

Net Increase in Shares Outstanding from Share Transactions	7,600,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended November 30, 2020
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(2)
6 Meridian Low Beta Equity Strategy ETF
2020(3)	$25.54	$0.10	$3.15	$3.25	$(0.09)	$(0.09)	$28.70	$28.70	12.72%	$93,283	0.88	%(4)	0.88	%(4)	0.65	%(4)	13%
6 Meridian Mega Cap Equity ETF
2020(3)	$25.38	$0.27	$3.74	$4.01	$(0.25)	$(0.25)	$29.14	$29.12	15.88%	$115,827	0.86	%(4)	0.86	%(4)	1.72	%(4)	38%
6 Meridian Small Cap Equity ETF
2020(3)	$26.43	$0.13	$8.60	$8.73	$(0.11)	$(0.11)	$35.05	$35.01	33.11%	$32,423	1.00	%(4)	1.10	%(4)	0.76	%(4)	29%
6 Meridian Hedged Equity-Index Option Strategy ETF
2020(3)	$25.34	$0.25	$1.30	$1.55	$(0.24)	$(0.24)	$26.65	$26.56	6.14%	$202,524	0.87	%(4)(5)	0.87	%(4)(5)	1.71	%(4)(5)	49%

*       Per share data calculated using average shares method.

(1)          Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)          Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)          Commenced operations on May 8, 2020.

(4)          Annualized.

(5)          The expense ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.83%, 0.83% and 1.75%.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Notes to Financial Statements

November 30, 2020

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF (each, a “Fund” and collectively, the “Funds”).

Each Fund seeks to provide capital appreciation. The 6 Meridian Low Beta Equity Strategy ETF and 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The 6 Meridian Mega Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability Company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees the “Board”). The Funds commenced operations on May 8, 2020.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Unit transactions for a Fund are typically conducted in exchange for the deposit or delivery of a portfolio of securities closely approximating the holdings of that Fund and a specified amount of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet criteria of an “investment company,” and therefore, the Funds prepare its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for

6 Meridian

Notes to Financial Statements

November 30, 2020 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculates their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended November 30, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.

6 Meridian

Notes to Financial Statements

November 30, 2020 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of November 30, 2020, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Options Written/Purchased — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written option contracts during the period ended November 30, 2020. These written option contracts were index options composed entirely of equity risk. The realized and unrealized gain (loss) on these written option contracts can be found on the Statements of Operations.

Written options are collateralized by cash deposits and pledged securities held at the custodian, Bank of New York Mellon. The collateral required is determined daily by reference to the market value of the written options. Refer to the Statements of Assets and Liabilities regarding deposits at broker for option contracts.

For the period ended November 30, 2020, the average quarterly notional amount of written option contracts held were as follows:

Hedged Equity-Index Option Strategy ETF(1)
Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	(188,676,373)

(1)          Commenced operations on May 8, 2020.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Offering costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are expensed monthly from inception for each Fund. The total offering costs to be expensed for the Funds is $135,000. As of November 30, 2020, the Funds have expensed $19,349 of offering costs with $115,651 remaining. Refer to the Assets & Liabilities for current payable amounts for each Fund.

6 Meridian

Notes to Financial Statements

November 30, 2020 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,000 for the 6 Meridian Low Beta Equity Strategy ETF and $500 for the 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 for the 6 Meridian Low Beta Equity Strategy ETF and $500 for the 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by a Fund in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2020:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
6 Meridian Low Beta Equity Strategy ETF	25,000	$1,000	$717,500	$1,000
6 Meridian Mega Cap Equity ETF	25,000	500	728,500	500
6 Meridian Small Cap Equity ETF	25,000	500	876,250	500
6 Meridian Hedged Equity-Index Option Strategy ETF	25,000	500	666,250	500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is located at 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, its principle place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, and trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related

6 Meridian

Notes to Financial Statements

November 30, 2020 (Continued)

3. SERVICE PROVIDERS (continued)

services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.61% of average daily net assets of each Fund.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least May 6, 2021. The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between the Funds’ total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The fees which were waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $13,217 expiring in 2023 for the 6 Meridian Small Cap Equity ETF.

An interested Trustee and certain officers of the Trust is also an officer of the Adviser. He receives no fees for serving as an officer of the Trust.

Sub-Advisory Agreement

6 Meridian LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds, calculated daily and paid monthly at an annual rate of 0.49% of the Funds’ average daily net assets.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily assets each year for certain distribution-related activities. For the period ended November 30, 2020, no fees were paid by the Funds under the Plan and the Plan will only be implemented with approval of the Board.

6 Meridian

Notes to Financial Statements

November 30, 2020 (Continued)

3. SERVICE PROVIDERS (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pay these fees.

An officer of the Trust is affiliated with the Administrator and Distributor. They receive no fees for serving as an officer of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended November 30, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
6 Meridian Low Beta Equity Strategy ETF*	$11,923,049	$11,222,656
6 Meridian Mega Cap Equity ETF*	39,246,161	39,881,713
6 Meridian Small Cap Equity ETF*	6,750,762	7,233,203
6 Meridian Hedged Equity-Index Option Strategy ETF*	91,464,233	92,530,142

There were no purchases or sales of long-term U.S. Government securities by any of the Funds.

*       Commenced operations on May 8, 2020.

For the period ended November 30, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
6 Meridian Low Beta Equity Strategy ETF*	$89,707,529	$7,965,383	$1,180,835
6 Meridian Mega Cap Equity ETF*	134,626,722	33,828,301	4,213,529
6 Meridian Small Cap Equity ETF*	31,728,401	5,764,484	929,804
6 Meridian Hedged Equity-Index Option Strategy ETF*	240,539,644	60,918,375	7,806,542

*       Commenced operations on May 8, 2020.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to redemptions in-kind have been reclassified within the components of net assets for the period ended November 30, 2020:

	Total Distributable Earnings	Paid-in Capital
6 Meridian Low Beta Equity Strategy ETF	$(1,180,835)	$1,180,835
6 Meridian Mega Cap Equity ETF	(4,213,579)	4,213,579
6 Meridian Small Cap Equity ETF	(929,804)	929,804
6 Meridian Hedged Equity-Index Option Strategy ETF	(7,806,542)	7,806,542

6 Meridian

Notes to Financial Statements

November 30, 2020 (Continued)

5. TAX INFORMATION (continued)

During the period ended November 30, 2020, the 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF realized $1,180,835, $4,213,529, $929,804 and $7,806,542, respectively, of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended November 30, 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
6 Meridian Low Beta Equity Strategy ETF 2020	$263,570	$—	$263,570
6 Meridian Mega Cap Equity ETF 2020	969,400	—	969,400
6 Meridian Small Cap Equity ETF 2020	87,651	—	87,651
6 Meridian Hedged Equity-Index Option Strategy ETF 2020	1,754,443	—	1,754,443

As of November 30, 2020, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	6 Meridian Low Beta Equity Strategy ETF	6 Meridian Mega Cap Equity ETF	6 Meridian Small Cap Equity ETF	6 Meridian Hedged Equity-Index Option Strategy ETF
Undistributed Ordinary Income	$100,687	$174,929	$27,642	$320,127
Post-October Losses	(14,298)	(684,301)	—	(11,508,709)
Capital Loss Carryforwards	(300,676)	—	(379,479)	(5,704,902)
Unrealized Appreciation	9,573,728	11,907,081	6,348,072	20,428,695
Other Temporary Differences	(68,802)	(183,289)	(17,038)	(334,030)
Total Distributable Earnings	$9,290,639	$11,214,420	$5,979,197	$3,201,181

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2020, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Non Expiring Short-Term	Non Expiring Long-Term	Total Capital Loss Carryforwards
6 Meridian Low Beta Equity Strategy ETF	$300,676	$—	$300,676
6 Meridian Small Cap Equity ETF	379,479	—	379,479
6 Meridian Hedged Equity-Index Option Strategy ETF	2,129,410	3 ,575,492	5,704,902

For Federal income tax purposes, the cost of securities owned at November 30, 2020, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and

6 Meridian

Notes to Financial Statements

November 30, 2020 (Continued)

5. TAX INFORMATION (continued)

have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at November 30, 2020, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
6 Meridian Low Beta Equity Strategy ETF	$83,754,245	$12,149,569	$(2,575,841)	$9,573,728
6 Meridian Mega Cap Equity ETF	103,997,775	14,265,995	(2,358,914)	11,907,081
6 Meridian Small Cap Equity ETF	26,094,452	6,903,841	(555,769)	6,348,072
6 Meridian Hedged Equity-Index Option Strategy ETF	186,943,807	24,988,537	(4,559,842)	20,428,695

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of any of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, unless otherwise noted. Any of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or facts relating to specific companies in which the Funds invests.

Dividends Risk. (6 Meridian Mega Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF) The Funds’ investment in dividend-paying securities could cause the Funds to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Risk. The prices of equity securities in which the Funds invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk. The Funds’ performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

6 Meridian

Notes to Financial Statements

November 30, 2020 (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Funds is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Low Beta Style Risk. Although subject to the risks of common stocks, low beta stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low beta stocks may not produce investment exposure that has lower variability to changes in such stock price levels. Low beta stocks are likely to underperform the broader market during periods of rapidly rising stock prices.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Management Risk. The Sub-Adviser continuously evaluates the Funds’ holdings, purchases and sales with a view to achieving the Funds’ investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions, or company performance, and these judgments may affect the return on your investment. The quantitative strategy used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the Funds are expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Funds will achieve an economically viable size, in which case it could ultimately liquidate. The Funds may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Funds will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Funds’ liquidation all or a portion of the Funds’ portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk. (6 Meridian Mega Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF) The Funds are a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

6 Meridian

Notes to Financial Statements

November 30, 2020 (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

Operational Risk. The Funds and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds.

Options Risk. Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Quality Stocks Risk. Stocks that demonstrate attributes of quality as determined by the Sub-Adviser’s quantitative models may experience lower than expected returns or negative returns. Many factors can affect a stock’s quality and performance and the impact of these factors on a stock is impossible to predict.

Small and Mid-Capitalization Risk. (6 Meridian Low Beat Equity Strategy ETF, 6 Meridian Small Cap Equity ETF, 6 Meridian Hedged Equity-Index Option Strategy ETF) The small- and mid-capitalization companies in which the Funds invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk. Shares of the Funds may trade on the Exchange above or below their NAV. The NAV of shares of the Funds will fluctuate with changes in the market value of the Funds’ holdings. In addition, although the Funds’ shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Value Style Risk. (6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF, 6 Meridian Hedged Equity-Index Option Strategy ETF) Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.

7. OTHER

At November 30, 2020, the records of the Trust, reflected in the table below, shows the total shares outstanding held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange. and have been purchased and sold by persons other than Authorized Participants.

	Total Shares Outstanding Held	Number of Authorized Participants
6 Meridian Low Beta Equity Strategy ETF	100%	3
6 Meridian Mega Cap Equity ETF	100%	3
6 Meridian Small Cap Equity ETF	100%	2
6 Meridian Hedged Equity-Index Option Strategy ETF	100%	2

6 Meridian

Notes to Financial Statements

November 30, 2020 (Concluded)

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

6 Meridian

Report of Independent Registered Public Accounting Firm

To the Shareholders of 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF, 6 Meridian Hedged Equity-Index Option Strategy ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of 6 Meridian Low Beta Equity Strategy ETF, 6 Meridian Mega Cap Equity ETF, 6 Meridian Small Cap Equity ETF and 6 Meridian Hedged Equity-Index Option Strategy ETF (the “Funds”), each a series of Exchange Traded Concepts Trust, as of November 30, 2020, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from May 8, 2020 (commencement of operations) through November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2020, the results of their operations, changes in net assets, and the financial highlights for the period from May 8, 2020 (commencement of operations) through November 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Chicago, Illinois

January 28, 2021

6 Meridian

Trustees and Officers of the Trust

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120. The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 1-866-SIXM-ETF.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	15	Trustee, ETF Series Solutions (2012 to 2014)
Independent Trustees(3)
Timothy J. Jacoby (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice (2000 – 2014).	26	Audit Committee Chair, Perth Mint Physical Gold ETF (2018 – 2020); Independent Trustee Edward Jones Money Market Fund (since 2017); Independent Trustee, Source ETF Trust (2014 to 2015).
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	26	None.
Stuart Strauss(4) (1953)	Trustee	Since 2021	Partner, Dechert, LLP (2009 – 2020)	15	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	15	Independent Trustee, AQR Funds (46 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019); Independent Trustee, Source ETF Trust, (2014 to 2015).

(1)          Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)          The Fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

(3)          David M. Mahle resigned as an Independent Trustee effective December 31, 2020.

(4)          Mr. Strauss was appointed as an Independent Trustee effective January 1, 2021.

6 Meridian

Trustees and Officers of the Trust (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120; the address of Stephen Connors is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456; and the address of Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 220, Wayne, PA 19087.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).

Richard Hogan (1961)	Secretary	Since 2011

President, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2012); Board Member, Peconic Land Trust (2012 – 2016); Managing Member, Yorkville ETF Advisors (2011 – 2016).

James J. Baker Jr. (1951)	Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 – 2016); Vice President, Goldman Sachs (2000 – 2011).
Stephen Connors (1984)	Assistant Treasurer	Since 2020	Director, SEI Investments, Fund Accounting (since 2014.) Audit Manager, Deloitte & Touche LLP, (2011 to 2014).
Joseph Scavetti (1968)	Chief Compliance Officer	Since 2018	Compliance Director, Cipperman Compliance Services, LLC (since 2018); Chief Operating Officer, Palladiem, LLC (2011 – 2018).

(1)          Each officer serves at the pleasure of the Board of Trustees.

6 Meridian

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2020 to November 30, 2020) (unless otherwise noted below). The table below illustrates a Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2020	Ending Account Value 11/30/20	Annualized Expense Ratios	Expenses Paid During Period(1)
6 Meridian Low Beta Equity Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,085.20	0.88%	$ 4.59
Hypothetical 5% Return	$ 1,000.00	$ 1,020.60	0.88%	$ 4.45
6 Meridian Mega Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,122.50	0.86%	$ 4.56
Hypothetical 5% Return	$ 1,000.00	$ 1,020.70	0.86%	$ 4.34
6 Meridian Small Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,247.90	1.00%	$ 5.62
Hypothetical 5% Return	$ 1,000.00	$ 1,020.00	1.00%	$ 5.05
6 Meridian Hedged Equity-Index Option Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,053.50	0.86%	$ 4.42
Hypothetical 5% Return	$ 1,000.00	$ 1,020.70	0.86%	$ 4.34

(1)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period shown).

6 Meridian

Notice to Shareholders

(Unaudited)

For shareholders that do not have an November 30, 2020 tax year end, this notice is for informational purposes only. For shareholders with an November 30, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2020, the Funds is designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
6 Meridian Low Beta Equity Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
6 Meridian Mega Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
6 Meridian Small Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
6 Meridian Hedged Equity-Index Option Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)          Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)          The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)          U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)          The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)          The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

6 Meridian

Supplemental Information

(Unaudited)

NAV is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds’ NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of a Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.6meridianfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 401

Oklahoma City, OK 73120

Sub-Adviser:

6 Meridian LLC

8301 E 21st St. North

Suite 150

Wicha, KS 67206

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

151 North Franklin Street

Suite 575

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

MER-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$97,500	N/A	N/A	$58,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$23,500	N/A	N/A	$12,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2020	2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2020 and 2019 were $23,500 and $12,500, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 5, 2021

By	/s/ James J. Baker Jr.
James J. Baker, Jr., Treasurer

Date: February 5, 2021